Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 37.8%
Banco Bilbao Vizcaya Argentaria SA	12,118,236	$131,499,278
Banco de Sabadell SA	18,802,669	39,548,938
Banco Santander SA	33,556,299	176,967,399
CaixaBank SA	8,584,555	49,164,328
		397,179,943
Biotechnology — 2.1%
Grifols SA(a)(b)	2,149,826	21,851,641

Construction & Engineering — 8.4%
ACS Actividades de Construccion y Servicios SA	924,154	41,376,850
Ferrovial SE	1,187,011	46,911,510
		88,288,360
Diversified Telecommunication Services — 8.9%
Cellnex Telecom SA(c)	1,256,517	45,900,610
Telefonica SA	10,215,934	47,742,138
		93,642,748
Electric Utilities — 23.9%
Acciona SA	206,725	26,540,691
Endesa SA	1,698,579	33,830,372
Iberdrola SA	12,196,307	160,976,134
Redeia Corp. SA	1,644,029	29,628,136
		250,975,333
Hotels, Restaurants & Leisure — 4.5%
Amadeus IT Group SA	656,484	46,861,417

Oil, Gas & Consumable Fuels — 4.5%
Repsol SA	2,913,522	47,562,347

Specialty Retail — 4.5%
Industria de Diseno Textil SA	1,001,028	47,600,439
Security	Shares	Value

Transportation Infrastructure — 4.5%
Aena SME SA(c)	239,013	$46,742,001

Total Long-Term Investments — 99.1%
(Cost: $957,282,490)		1,040,704,229

Short-Term Securities

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	22,151,869	22,158,514
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	3,430,000	3,430,000

Total Short-Term Securities — 2.5%
(Cost: $25,591,239)		25,588,514

Total Investments — 101.6%
(Cost: $982,873,729)		1,066,292,743

Liabilities in Excess of Other Assets — (1.6)%		(16,409,755)

Net Assets — 100.0%		$1,049,882,988

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$22,162,274	(a)	$—		$(1,035)	$(2,725)	$22,158,514	22,151,869	$16,723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	—		(10,000	)(a)	—	—	3,430,000	3,430,000	138,199		—
						$(1,035)	$(2,725)	$25,588,514		$154,922		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	19	06/21/24	$2,345	$40,441

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$2,275,792	$(33,956	)(c)	$2,256,067	0.2%
	Monthly	HSBC Bank PLC(d)	02/08/28	2,270,596	26,210	(e)	2,314,068	0.2
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	1,958,566	30,141	(g)	1,996,065	0.2
					$22,395		$6,566,200

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(14,231) of net dividends and financing fees.

(e)	Amount includes $(17,262) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(7,358) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2024

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	124,824	$2,256,067	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$2,256,067

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 08, 2028.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	129,630	$2,314,068	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$2,314,068

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	111,816	$1,996,065	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,996,065

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$—	$1,040,704,229	$—	$1,040,704,229
Short-Term Securities
Money Market Funds	25,588,514	—	—	25,588,514
	$25,588,514	$1,040,704,229	$—	$1,066,292,743

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$96,792	$—	$96,792
Liabilities
Equity Contracts	—	(33,956)	—	(33,956)
	$—	$62,836	$—	$62,836

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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